Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
7.
INVENTORIES

A summary of the Group’s inventories as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Emission allowances	$27,493	$32,042
Catering supplies	23,746	20,403
Food and beverage	20,205	15,634
Fuel	13,780	13,447
Technical supplies	10,556	9,947
Total	$95,780	$91,473